Stock-Based Compensation - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Stockholders' Equity Note [Abstract]
Risk-free rate	$ 0.00	$ 0.00	$ 1.45
Dividend yield
Volatility factor of the expected market price of the Company's common shares	$ 0	$ 0	$ 99
Weighted average expected life of the options (months)	$ 0	$ 0	$ 120